OPERATING EXPENSES - Impairment, depreciation and amortization (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OPERATING EXPENSES
Depreciation of premises and equipment	$ 360,703	$ 358,439	$ 342,605
Depreciation of right-of-use assets	211,910	177,709
Amortization of intangible assets	163,754	141,104	123,551
Impairment of other assets, net	101,423	147,338	27,746
Total impairment, depreciation and amortization	837,790	824,590	493,902
Impairment expense recognized for depreciation premises and equipment		4,989
Banking | Colombia
OPERATING EXPENSES
Impairment of other assets, net	47,420	108,861	20,036
Banking | Guatemala
OPERATING EXPENSES
Impairment of other assets, net	42,006	29,930	2,672
Banking | Panama
OPERATING EXPENSES
Impairment of other assets, net	13,211	17,869	6,523
Banking | El Salvador
OPERATING EXPENSES
Impairment of other assets, net	(2,735)	(11,048)	(2,137)
All other segments
OPERATING EXPENSES
Impairment of other assets, net	1,339	792	812
Off Shore
OPERATING EXPENSES
Impairment of other assets, net	$ 182	933	(173)
Brokerage
OPERATING EXPENSES
Impairment of other assets, net		$ 1	$ 13